SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2022 USD ($)
Accounting Policies [Line Items]
Foreign currency transactions, description	The translation has been made at the rate of ¥6.6977 = US$1.00, the approximate exchange rate prevailing on June 30, 2022.	The translation has been made at the rate of ¥6.6977 = US$1.00, the approximate exchange rate prevailing on June 30, 2022.
Selling and distribution expenses	¥ 10,150,802	$ 1,515,560	¥ 8,038,965	¥ 4,417,413
Allowance for credit losses	3,700,000				$ 600,000
Impairment for long-lived assets	0		768,312	0
Impairment loss	0		0	0
Investment loss			266,707
Investment income	15,411	2,301		462,879
Revenue recognized	7,390,276	1,103,401	1,899,561	0
Impairment for goodwill	2,266,893	$ 338,457	0	0
Contract assets and contract liabilities from contracts with customers
Contract costs	33,858,820		48,795,906		5,055,274
Contract liabilities	¥ 2,107,277		7,686,276		$ 314,626
Use Rights
Accounting Policies [Line Items]
Finite-Lived intangible asset, useful life	50 years	50 years
Shipping and Handling
Accounting Policies [Line Items]
Selling and distribution expenses	¥ 537,371	$ 80,232	¥ 444,824	¥ 257,573
Minimum
Accounting Policies [Line Items]
Property, plant and equipment, useful life	2 years	2 years
Maximum
Accounting Policies [Line Items]
Property, plant and equipment, useful life	10 years	10 years
Motor vehicles | Minimum
Accounting Policies [Line Items]
Property, plant and equipment, useful life	5 years	5 years
Motor vehicles | Maximum
Accounting Policies [Line Items]
Property, plant and equipment, useful life	10 years	10 years
Office equipment | Minimum
Accounting Policies [Line Items]
Property, plant and equipment, useful life	2 years	2 years
Office equipment | Maximum
Accounting Policies [Line Items]
Property, plant and equipment, useful life	5 years	5 years
Leasehold improvements
Accounting Policies [Line Items]
Property, plant and equipment, estimated useful lives	shorter of the lease term or the estimated useful life	shorter of the lease term or the estimated useful life
Production equipment. | Minimum
Accounting Policies [Line Items]
Property, plant and equipment, useful life	10 years	10 years
Production equipment. | Maximum
Accounting Policies [Line Items]
Property, plant and equipment, useful life	20 years	20 years